NYSE

15008335

Received SEC

NOV 02 2015

Washington, DC 20549

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
20 Broad Street, 16th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

001-37614

November 2, 2015

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

CERTNYS

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration Ordinary Shares of New STERIS Limited (renamed STERIS plc on November 2, 2015) under the Exchange Act of 1934.

Sincerely,

Silvio Conte